Other Assets - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid expenses	$ 29,111	$ 8,590
Refundable fees and other deposits	15,581	19,566
Development rights, held for future use or sale	7,409	9,090
Deferred loan costs on Senior Notes	23,686
Operating properties and equipment, net	11,719	17,386
Income tax receivable	10,713
Other	7,186	8,999
Other assets, total	$ 105,405	$ 63,631